BlackRock Capital Appreciation Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
September 30, 2022
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.3%
TransDigm Group, Inc. ............... 6,835 $ 3,587,145
Automobiles — 4.1%
Tesla, Inc.
(a)
....................... 24,174 6,412,153
Capital Markets — 5.1%
Blackstone, Inc., Class A .............. 18,689 1,564,269
MSCI, Inc. ....................... 3,855 1,626,001
S&P Global, Inc. ................... 15,497 4,732,009
7,922,279
Chemicals — 1.2%
Sherwin-Williams Co. (The) ............ 9,247 1,893,323
Commercial Services & Supplies — 1.9%
Cintas Corp. ...................... 4,068 1,579,157
Waste Connections, Inc. .............. 10,021 1,354,138
2,933,295
Equity Real Estate Investment Trusts (REITs) — 0.9%
Prologis, Inc. ...................... 14,352 1,458,163
Health Care Equipment & Supplies — 3.1%
(a)
IDEXX Laboratories, Inc. .............. 6,525 2,125,845
Intuitive Surgical, Inc. ................ 14,104 2,643,654
4,769,499
Health Care Providers & Services — 3.5%
UnitedHealth Group, Inc. .............. 10,991 5,550,895
Hotels, Restaurants & Leisure — 3.0%
Chipotle Mexican Grill, Inc.
(a)
........... 1,537 2,309,742
Evolution AB
(b)(c)
.................... 30,224 2,389,133
4,698,875
Interactive Media & Services — 6.7%
(a)
Alphabet, Inc., Class A ............... 81,715 7,816,040
Match Group, Inc. .................. 56,858 2,714,969
10,531,009
Internet & Direct Marketing Retail — 8.1%
Amazon.com, Inc.
(a)
................. 112,175 12,675,775
IT Services — 7.4%
Adyen NV, ADR
(a)(d)
.................. 44,714 559,819
Mastercard , Inc., Class A .............. 12,693 3,609,128
MongoDB, Inc.
(a)
................... 1,562 310,151
Visa, Inc., Class A
(d)
................. 39,580 7,031,387
11,510,485
Life Sciences Tools & Services — 6.8%
Danaher Corp. .................... 17,064 4,407,461
Lonza Group AG (Registered) .......... 4,228 2,058,576
Thermo Fisher Scientific, Inc. ........... 8,347 4,233,515
10,699,552
Oil, Gas & Consumable Fuels — 1.9%
Cheniere Energy, Inc. ................ 13,981 2,319,588
EQT Corp. ....................... 16,780 683,785
3,003,373
Pharmaceuticals — 3.3%
AstraZeneca plc, ADR ............... 44,414 2,435,664
Zoetis, Inc. ....................... 18,147 2,691,018
5,126,682
Semiconductors & Semiconductor Equipment — 6.7%
Advanced Micro Devices, Inc.
(a)
......... 12,990 823,047
ASML Holding NV (Registered), NYRS .... 9,726 4,039,694
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Marvell Technology, Inc.
(d)
............. 75,392 $ 3,235,071
NVIDIA Corp. ..................... 19,247 2,336,393
10,434,205
Software — 17.0%
Bill.com Holdings, Inc.
(a)(d)
............. 8,903 1,178,490
Cadence Design Systems, Inc.
(a)
........ 12,650 2,067,390
Intuit, Inc. ........................ 17,207 6,664,615
Microsoft Corp. .................... 55,455 12,915,469
ServiceNow , Inc.
(a)
.................. 10,152 3,833,497
26,659,461
Technology Hardware, Storage & Peripherals — 8.5%
Apple, Inc. ....................... 96,147 13,287,515
Textiles, Apparel & Luxury Goods — 4.8%
LVMH Moet Hennessy Louis Vuitton SE .... 7,790 4,592,787
NIKE, Inc., Class B ................. 34,965 2,906,291
7,499,078
Total Common Stocks — 96.3%
(Cost: $140,894,215) ............................. 150,652,762
Preferred Securities
Preferred Stocks — 1.1%
Interactive Media & Services — 1.1%
ByteDance Ltd., Series E-1 (Acquired 11/11/20,
cost $1,164,993)
(e)(f)
............... 10,632 1,767,013
Total Preferred Securities — 1.1%
(Cost: $1,164,993) .............................. 1,767,013
Total Long-Term Investments — 97.4%
(Cost: $142,059,208) ............................. 152,419,775
Short-Term Securities
Money Market Funds — 3.3%
(g)(h)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 2.79% ................... 4,098,979 4,098,979
SL Liquidity Series, LLC, Money Market Series,
3.29%
( i )
....................... 1,061,957 1,061,956
Total Short-Term Securities — 3.3%
(Cost: $5,160,935) .............................. 5,160,935
Total Investments — 100.7%
(Cost: $147,220,143 ) ............................. 157,580,710
Liabilities in Excess of Other Assets — (0.7)% ............ (1,161,316)
Net Assets — 100.0% ..............................
$ 156,419,394

BlackRock Capital Appreciation Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2022
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
All or a portion of this security is on loan.
(e)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,767,013, representing 1.13% of its net assets as of period end, and an original cost of $1,164,993.
(f)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)
Affiliate of the Fund.
(h)
Annualized 7-day yield as of period end.
(i)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/21
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/22
Shares
Held at
09/30/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 455,338 $ 3,643,641
(a)
$ — $ — $ — $ 4,098,979 4,098,979 $ 17,822 $ —
SL Liquidity Series, LLC, Money
Market Series ........... 3,737,027 — (2,675,308)
(a)
237 — 1,061,956 1,061,957 5,716
(b)
—
$ 237 $ — $ 5,160,935 $ 23,538 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Glossary of Terms Used in this Report
Portfolio Abbreviation
ADR American Depositary Receipts
NYRS New York Registered Shares

BlackRock Capital Appreciation Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2022
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair
Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/
or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 3,587,145 $ — $ — $ 3,587,145
Automobiles .......................................... 6,412,153 — — 6,412,153
Capital Markets ........................................ 7,922,279 — — 7,922,279
Chemicals ............................................ 1,893,323 — — 1,893,323
Commercial Services & Supplies ............................. 2,933,295 — — 2,933,295
Equity Real Estate Investment Trusts (REITs) .................... 1,458,163 — — 1,458,163
Health Care Equipment & Supplies ........................... 4,769,499 — — 4,769,499
Health Care Providers & Services ............................ 5,550,895 — — 5,550,895
Hotels, Restaurants & Leisure .............................. 2,309,742 2,389,133 — 4,698,875
Interactive Media & Services ............................... 10,531,009 — — 10,531,009
Internet & Direct Marketing Retail ............................ 12,675,775 — — 12,675,775
IT Services ........................................... 11,510,485 — — 11,510,485
Life Sciences Tools & Services .............................. 8,640,976 2,058,576 — 10,699,552
Oil, Gas & Consumable Fuels ............................... 3,003,373 — — 3,003,373
Pharmaceuticals ....................................... 5,126,682 — — 5,126,682
Semiconductors & Semiconductor Equipment .................... 10,434,205 — — 10,434,205
Software ............................................. 26,659,461 — — 26,659,461
Technology Hardware, Storage & Peripherals .................... 13,287,515 — — 13,287,515
Textiles, Apparel & Luxury Goods ............................ 2,906,291 4,592,787 — 7,499,078
Preferred Stocks ......................................... — — 1,767,013 1,767,013
Short-Term Securities
Money Market Funds ...................................... 4,098,979 — — 4,098,979
$ 145,711,245 $ 9,040,496 $ 1,767,013 $ 156,518,754
Investments Valued at NAV
(a)
..................................... 1,061,956
$ —
$ 157,580,710
$ —

BlackRock Capital Appreciation Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2022
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Preferred
Stocks Total
Investments
Assets
Opening balance, as of December 31, 2021 ................................................................................... $ 1,738,865 $ 1,738,865
Net change in unrealized appreciation
(a)
..................................................................................... 28,148 28,148
Closing balance, as of September 30, 2022 ...................................................................................
$ 1,767,013 $ 1,767,013
Net change in unrealized appreciation on investments still held at September 30, 2022
(a)
.....................................................
$ 28,148 $ 28,148
(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2022 is generally due to investments no longer held or categorized as Level 3 at period end.

BlackRock Capital Appreciation Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2022
The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation
Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end.
Value
Valuation
Approach Unobservable Inputs
Range of
Unobservable
Inputs Utilized
(a)
Weighted Average of
Unobservable Inputs
Based on Fair Value
Preferred Stocks ........................... $ 1,767,013 Market Revenue Multiple 3.15x - 3.65x 3.40x
$ 1,767,013
(a)
A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.